Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares
Statement of Stockholders' Equity [Abstract]
Forfeiture of common stock at par value	$ 0.0001